Significant Accounting Policies and Estimates (Details)	3 Months Ended	5 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Office equipment and computers [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years	3 years
Office equipment and computers [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years	5 years
Furniture and fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	5 years	5 years
Furniture and fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	8 years	8 years
Website development costs [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	2 years	2 years
Website development costs [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	3 years	3 years